Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities - Segmented Information [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 21,950,211	$ 6,296,312
Short-term investments	258,702	198,375
Equity investments	56,539	283,081
Property, plant and equipment	1,244,530	1,339,839
Mineral property interests	113,765,931	109,136,672
Other assets	390,164	1,053,262
TOTAL ASSETS	137,666,077	118,307,541
Total Liabilities	(1,214,138)	(2,336,655)
Corporate [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash and cash equivalents	21,703,189	6,232,985
Short-term investments	258,702	198,375
Equity investments	56,539	283,081
Property, plant and equipment	191,423	104,450
Mineral property interests
Other assets	346,294	908,823
TOTAL ASSETS	22,556,147	7,727,714
Total Liabilities	(955,500)	(1,307,795)
Silver Sand [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash and cash equivalents	97,281	58,497
Short-term investments
Equity investments
Property, plant and equipment	374,662	517,065
Mineral property interests	88,977,334	86,135,820
Other assets	30,451	110,562
TOTAL ASSETS	89,479,728	86,821,944
Total Liabilities	(171,108)	(228,966)
Carangas [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash and cash equivalents	73,013	260
Short-term investments
Equity investments
Property, plant and equipment	30,328	58,212
Mineral property interests	19,854,042	18,137,910
Other assets	13,009	19,854
TOTAL ASSETS	19,970,392	18,216,236
Total Liabilities	(81,574)	(795,379)
Silverstrike [member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash and cash equivalents	76,728	4,570
Short-term investments
Equity investments
Property, plant and equipment	648,117	660,112
Mineral property interests	4,934,555	4,862,942
Other assets	410	14,023
TOTAL ASSETS	5,659,810	5,541,647
Total Liabilities	$ (5,956)	$ (4,515)